Document and Entity Information	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 10, 2023
Entity Registrant Name	NEXPOINT CAPITAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01074
Entity Tax Identification Number	38-3926499
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	934-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 2.02 of the Current Report on Form 8-K filed on October 4, 2023 (the “Original Form 8-K”) solely to correct a clerical error in listing the payable date as September 19, 2023, when the correct date was October 19, 2023. No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001588272